Accumulated Other Comprehensive Loss, Net of Tax (Reclassification from AOCI) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		$ 10	$ (4)	$ (9)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(2)	1	2
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		8	(3)	(7)
Prior service gain		4	5	6
Net actuarial loss		48	55	47
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		44	50	41
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax		(7)	(8)	(8)
Pension funding adjustment, Amounts reclassified from accumulated other comprehensive income		37	42	33
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		45	39	26
Interest Rate Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		5	5	5
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(1)	(1)	(1)
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		4	4	4
Treasury Lock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		1	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		0	0	0
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		1	0	0
Investment Income [Member] | Interest Rate Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	[1]	(5)	(5)	(5)
Other Nonoperating Income (Expense) [Member] | Forward Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	[1]	16	1	(4)
Interest Expense [Member] | Treasury Lock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(1)	0	0
Operating Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service gain		(4)	(5)	(6)
Net actuarial loss		$ (48)	$ (55)	$ (47)

[1]	OCI means other comprehensive income.